Income Tax / Deferred Tax - Loss from Income Taxes - (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income And Deferred Tax [Abstract]
Benefit before income taxes and noncontrolling interest	$ 13,493	$ 30,753	$ 7,273
Panama, Marshall Islands, Uruguay Port/Barge (not taxed)	(23,004)	(31,945)	(9,590)
Net loss subject to income taxes	$ (9,511)	$ (1,192)	$ (2,317)